SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2012 property	Mar. 31, 2011 property	Dec. 31, 2011 segment
Principles of Consolidation and Basis of Presentation
Number of reportable segments			2
Reclassifications
Number of properties previously classified as held for sale, reclassified as held for use	4	2
Consolidated revenues | Customer or tenant
Principles of Consolidation and Basis of Presentation
Percentage of consolidated revenues from customers or tenants			10.00%